12. Investments	12 Months Ended
Dec. 31, 2018
Investments Abstract
Investments

The Company holds interest in certain Special Purpose Entities (SPE). Although SABESP has no majority shares of its investees, the shareholders’ agreement provides for the power of veto in certain management issues, however, with no ability to use such power of veto in a way to affect returns over investments, indicating participating shared control (joint venture – IFRS 11).

The Company holds interest recognized by the equity accounting in the following investees:

Sesamm

As of August 15, 2008, the Company, together with GS Inima Brasil Ltda (“GS Inima”), successor of Técnicas y Gestion Medioambiental S.A.U. (“TGM”) and GS Inima Environment S/A (currently OHL Medio Ambiente); and Estudos Técnicos e Projetos ETEP Ltda. (“ETEP”), succeeded by ECS Operações e Participações Ltda (“ECS”), incorporated Sesamm – Serviços de Saneamento de Mogi Mirim S/A for a period of 30 years from the date the concession agreement with the municipality for the purpose of providing complementary services to the sewage diversion system and implementing and operating sewage treatment system in the municipality of Mogi Mirim, including the disposal of solid waste.

Sesamm's capital as of December 31, 2018, totaled R$ 19,532, and was represented by 19,532,409 registered common shares without a par value. SABESP holds a 36% interest, GS Inima 57% and ECS 7%.

The operations initiated in June 2012.

Águas de Andradina

As of September 15, 2010, the Company, together with Companhia de Águas do Brasil – Cab Ambiental, currently Iguá Saneamento S/A (“Iguá”), incorporated Águas de Andradina S.A., with indefinite term, for the purpose of providing water supply and sewage services to the municipality of Andradina.

As of December 31, 2018, the capital of Águas de Andradina totaled R$ 17,948, divided into 17,936,174 registered common shares without a par value. SABESP holds 30% of its equity interest and Iguá 70%.  The amount of R$ 12 is recorded under investee’s equity, as advance for future capital increase.

As of April 26, 2016, the Annual and Extraordinary Shareholders’ Meeting approved a capital increase in the amount of R$ 2,290 upon the issue of 2,289,796 new registered common shares with no par value, fully subscribed and paid-in, R$ 573 of which using the minimum mandatory dividends and R$ 1,717 corresponding to additional dividends, both arising from the profit recorded in 2015.

In 2018, the Company contributed R$ 910 in the investee, through the issuance of 910,006 registered common shares with no par value, subscribed and paid-in. The amount was recorded in current assets, under “Other receivables” and was reclassified into investments.

On May 4, 2018, the shareholders at an Annual and Extraordinary Shareholders’ Meeting approved the capital increase in the amount of R$ 1,062, through the issuance of 1,061,935 new registered common shares with no par value, fully subscribed and paid-in, through the capitalization of the credits held by the shareholders as a result of the distribution of dividends. The Company holds 30% of this capital increase.

The Company pledges as guarantee 100% of its shares in Águas de Andradina.

The operations initiated in October 2010.

Águas de Castilho

As of October 29, 2010, the Company, together with Águas do Brasil – Cab Ambiental, currently Iguá Saneamento S/A (“Iguá”), incorporated Águas de Castilho, for the purpose of providing water supply and sewage services to the municipality of Castilho.

As of December 31, 2018, the company’s capital was R$ 2,785, and was represented by 2,785,225 registered shares without a par value. SABESP holds a 30% interest and Iguá 70%.

As of April 26, 2016, the Annual and Extraordinary Shareholders’ Meeting approved a capital increase in the amount of R$ 740 upon the issue of 740 new registered common shares with no par value, fully subscribed and paid-in, R$ 184 of which using the minimum mandatory dividends and R$ 556 corresponding to additional dividends, both arising from the profit recorded in 2015.

In 2018, the Company contributed R$ 61 in the investee, through the issuance of 61,000 registered common shares with no par value, subscribed and paid-in. The amount was recorded in current assets, under “Other receivables” and was reclassified into investments.

On May 4, 2018, the shareholders at an Annual and Extraordinary Shareholders’ Meeting approved the capital increase in the amount of R$ 222, through the issuance of 221,613 new registered common shares with no par value, fully subscribed and paid-in, through the capitalization of the credits held by the shareholders as a result of the distribution of dividends. The Company holds 30% of this capital increase.

The Company pledges as guarantee 100% of its shares in Águas de Castilho.

The operations initiated in January 2011.

Saneaqua Mairinque

As of June 14, 2010, the Company, together with BRK Ambiental Participações S/A (“BRK”) currently Odebrecht Utilities S/A, former Foz do Brasil S.A., incorporated Saneaqua Mairinque S/A, with indefinite term, for the purpose of exploring water supply and sewage services of the municipality of Mairinque.

As of December 31, 2018, the capital of Saneaqua Mairinque totaled R$ 4,183, and was represented by 3,141,239 registered common shares without a par value. SABESP holds a 30% interest and BRK 70%. In 2018, the investee received capital contribution of R$ 2,183, by issuing 1,141,239 new registered common shares with no par value, which was recorded as advance for future capital increase in its noncurrent liabilities in 2017.

The Company pledges as guarantee 100% of its shares in Saneaqua Mairinque.

The operations initiated in October 2010.

Attend Ambiental

As of August 23, 2010, SABESP, jointly with Companhia Estre Ambiental S.A. (“Estre”), incorporated Attend Ambiental S.A., for constructing and operating a pretreatment of non-domestic effluent station, sludge transportation and related services in the city of São Paulo as well as implement similar structures in other areas in Brazil and abroad.

As of December 31, 2018, the capital totaled R$ 13,400, and was represented by 13,400,000 registered common shares without a par value. SABESP holds a 45% interest and Estre 55%.

The operations initiated in December 2014.

Aquapolo Ambiental S/A.

As of October 8, 2009, the Company, together with Odebrecht Utilities S/A, formerly Foz do Brasil S.A., incorporated Aquapolo Ambiental S.A., for the purpose of producing, providing and trading reused water for Quattor Química S.A., Quattor Petroquímica S.A., Quattor Participações S.A. and other companies comprising the Petrochemical Complex.

As of December 31, 2018, the capital of Aquapolo totaled R$ 36,412, and was represented by 42,419,045 registered common shares without a par value. SABESP holds 49% of its equity interest. As of December 29, 2016, Odebrecht Utilities S/A transferred to Odebrecht Ambiental Participações em Negócios Industriais S/A (“OAPNI”) all its shares and control and the latter now holds 51% of the shares.

The Company pledges as guarantee 100% of its shares in Aquapolo Ambiental S/A.

The operations initiated in October 2012.

Paulista Geradora de Energia

As of April 13, 2015, the Company acquired shares from Empresa Paulista Geradora de Energia S/A - PGE, jointly        with Servtec Investimentos e Participações Ltda ("Servtec) and Tecniplan Engenharia e Comércio Ltda ("Tecniplan"), which operational purpose is the implementation and commercial exploration of water potential in small hydroelectric power plants (PCHs), located at the Guaraú and Vertedouro Cascata Water Treatment Stations.

As of December 31, 2018, the capital of Paulista Geradora de Energia was R$ 8,679, represented by 8,679,040 registered common shares without a par value, in which SABESP holds a 25% interest, Servtec holds 37.5% and Tecniplan 37.5%.

As of December 31, 2017, operations had not initiated yet.

Below is a summary of the investees’ financial information and SABESP’s equity interest:

Company	Equity			Capital increase	Dividends distributed	Profit (loss) for the year
	2018	2017	2016	2018	2018	2018	(*)	2017	2016

Sesamm	43,547	39,262	37,198	-	(1,336)	5,621	-	2,707	8,601
Águas de Andradina (i)	24,832	19,392	16,161	3,033	-	2,425	(18)	4,471	1,772
Águas de Castilho	6,084	4,880	3,706	203	-	1,060	(59)	933	631
Saneaqua Mairinque	5,720	4,327	4,090	2,183	-	(478)	(312)	390	723
Attend Ambiental	1,426	5,169	3,925	-	-	(4,731)	988	1,324	841
Aquapolo Ambiental	30,170	18,757	12,340	-	-	11,410	3	6,470	689
Paulista Geradora de Energia	7,625	8,447	8,469	-	-	(448)	(374)	(22)	(40)

Company	Investments		Capital increase	Dividends distributed	Equity in the earnings of subsidiaries				Interest percentage
	2018	2017	2018	(*)	2018	(*)	2017	2016	2018	2017	2016

Sesamm	15,677	14,135	-	(481)	2,023	-	975	3,096	36%	36%	36%
Águas de Andradina	7,450	5,818	910	-	727	(5)	729	532	30%	30%	30%
Águas de Castilho	1,826	1,465	61	-	318	(18)	287	189	30%	30%	30%
Saneaqua Mairinque	1,716	1,298	655	-	(143)	(94)	71	217	30%	30%	30%
Attend Ambiental	642	2,326	-	-	(2,129)	445	560	378	45%	45%	45%
Aquapolo Ambiental	14,783	9,191	-	-	5,591	1	3,144	338	49%	49%	49%
Paulista Geradora de Energia	1,905	2,111	-	-	(112)	(94)	(6)	(10)	25%	25%	25%
Total	43,999	36,344	1.626	(481)	6,275	235	5,760	4,740
Other investments	588	588
Overall total	44,587	36,932

(*) Refer to changes in the equity of investees, as their financial statements for the year ended December 31, 2017 were issued, including some adjustments, after the Company’s financial statements.